Summary of Stock Option Activity and Related Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Number of Options
Number of Options, Beginning balance	82,166	140,356	1,231,892
Number of Options, Exercised	(60,144)	(58,190)	(1,091,536)
Number of Options, Ending balance	22,022	82,166	140,356
Number of Options Vested at December 31,	22,022	82,166	140,356
Weighted Average Exercise Price
Weighted Average Exercise Price, Beginning balance	$ 7.63	$ 7.63	$ 7.63
Weighted Average Exercise Price, Exercised	$ 7.63	$ 7.63	$ 7.63
Weighted Average Exercise Price, Ending balance	$ 7.63	$ 7.63	$ 7.63
Weighted Average Exercise Price, Options exercisable	$ 7.63	$ 7.63	$ 7.63
Aggregate Intrinsic Value
Aggregate Intrinsic Value, Ending balance	$ 404
Aggregate Intrinsic Value, Options exercisable	$ 404